SUPPLEMENT DATED FEBRUARY 21, 2018
to

PROSPECTUSES DATED APRIL 29, 2011
FOR MASTERS ACCESS,  MASTERS I SHARE,
AND  MASTERS EXTRA II

ISSUED BY DELAWARE LIFE INSURANCE COMPANY
DELAWARE LIFE VARIABLE ACCOUNT F

This supplement contains information about the Putnam VT Absolute Return 500 Fund (the "Fund") that is available under your Contract.

On or about April 30, 2018, the Fund will change its name to Putnam VT Multi-Asset Absolute Return Fund.

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.